Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Kuke Music Holding Limited (the “Company”), and its subsidiaries (the “Group”) as of December 31, 2024, the related consolidated statement of operations and comprehensive loss, changes in equity, and cash flows, for the year ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2024, and the results of its operations and its cash flows, for the year ended December 31, 2024, in conformity with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board issued by the International Accounting Standards Board (IASB) and IFRS Interpretations committee (IFRIC).